PROVISIONS (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Legal Claims and Others [Member]
Reconciliation of changes in other provisions [abstract]
Beginning balance		$ 2,524,233		$ 2,530,671
Inflation adjustment restatement		(1,445,722)		(1,023,648)
Additions		804,831	[1]	1,036,496	[2]
Uses		(20,248)		(9,751)
Decreases	[3]	(29,000)		(9,535)
Ending balance		1,834,094		2,524,233
Other Operating Expenses [Member]
Reconciliation of changes in other provisions [abstract]
Additions		356,890		557,718
Financial Expenses [Member]
Reconciliation of changes in other provisions [abstract]
Additions		$ 447,941		$ 478,778

[1]	Ps. 356,890 are included in “Other operating expenses” and Ps. 447,941 in “Financial expenses”.
[2]	Ps. 557,718 are included in “Other operating expenses” and Ps. 478,778 in “Financial expenses”.
[3]	The total are included in “Other operating expenses”.